Commitments (Tables)	12 Months Ended
Dec. 31, 2011
Commitments, Contingencies and Claims and Legal Proceedings [Abstract]
The Company's commitments

In million US$	Total	2012	2013	2014	2015	2016	Thereafter
Operating leases	381	111	63	41	36	32	98
Purchase obligations	477	432	32	9	3	—	1
of which:
Equipment purchase	208	208
Foundry purchase	119	119
Software, technology licenses and design	150	105	32	9	3	—	1
Other obligations	452	223	81	47	30	26	45

Total	1,310	766	176	97	69	58	144